INCOME TAXES - Recent Accounting Pronouncements (Details) - USD ($)	12 Months Ended
	Dec. 29, 2017	Dec. 30, 2016
New Accounting Pronouncements
Liability for uncertain tax positions	$ 363,000	$ 363,000
Unrecognized tax benefits	363,000
ASU 2016-09 | Early adoption effect
New Accounting Pronouncements
Decrease to tax expense	$ 1,600,000